Related party transactions - Narrative (Details)			3 Months Ended
	May 01, 2021 shares	Jul. 19, 2019 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 25, 2021 shares	Jan. 01, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, directors fees			$ 91,600	$ 49,366
Marketing			448,945	141,655
Office, administrative and travel			2,844,540	304,241
Professional fees			2,874,039	2,434,134
Repayment of loans payable			1,535	300,993
Immediate Family Member Of Chief Executive Officer
Disclosure of transactions between related parties [line items]
Monthly lease payment to related party						$ 4,500
Rental expense			6,358	6,198
Marketing			33,779	19,273
Office, administrative and travel			22,104	36,126
Immediate Family Member Of Chief Executive Chairman
Disclosure of transactions between related parties [line items]
Marketing			2,100	27,658
Beneficial Owner
Disclosure of transactions between related parties [line items]
Fees payable to related party, (in shares) | shares	1,000
Fees payable to related party, maximum (in shares) | shares	12,000
Number of shares issued in settlement of liabilities to related party (in shares) | shares					12,000
Beneficial Owner | Atria Limited
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares) | shares					8,000
Beneficial Owner | Pella Ventures
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares) | shares					2,000
Beneficial Owner | Director Of Li-Cycle
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares) | shares					2,000
Beneficial Owner | Atria Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in entity by related party	500.00%
Director | Anthony Tse
Disclosure of transactions between related parties [line items]
Professional fees, monthly payment		$ 4,700
Professional fees			$ 14,100	$ 0